UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09013

 NAME OF REGISTRANT:                     Eaton Vance Senior Income
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


Eaton Vance Senior Income Trust
--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  933795897
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  22-May-2013
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RONALD A. BALLSCHMIEDE                                    Mgmt          For                            For
       SARAH M. BARPOULIS                                        Mgmt          For                            For
       JOHN F. CHLEBOWSKI                                        Mgmt          For                            For
       KARL F. KURZ                                              Mgmt          For                            For
       JAMES H. LYTAL                                            Mgmt          For                            For
       THOMAS R. MCDANIEL                                        Mgmt          For                            For
       NORMAN J. SZYDLOWSKI                                      Mgmt          For                            For

2.     TO APPROVE, ON A NON-BINDING ADVISORY                     Mgmt          For                            For
       BASIS, THE COMPENSATION OF THE COMPANY'S
       NAMED EXECUTIVE OFFICERS.

3.     TO APPROVE THE SEMGROUP EMPLOYEE STOCK                    Mgmt          For                            For
       PURCHASE PLAN.

4.     RATIFICATION OF BDO USA, LLP AS INDEPENDENT               Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.




--------------------------------------------------------------------------------------------------------------------------
 TROPICANA ENTERTAINMENT INC                                                                 Agenda Number:  933802197
--------------------------------------------------------------------------------------------------------------------------
        Security:  89708X105
    Meeting Type:  Annual
    Meeting Date:  16-May-2013
          Ticker:  TPCA
            ISIN:  US89708X1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANIEL A. CASSELLA                                        Mgmt          For                            For
       HUNTER C. GARY                                            Mgmt          Withheld                       Against
       CARL C. ICAHN                                             Mgmt          Withheld                       Against
       JAMES L. NELSON                                           Mgmt          For                            For
       DANIEL A. NINIVAGGI                                       Mgmt          Withheld                       Against
       DANIEL H. SCOTT                                           Mgmt          For                            For
       ANTHONY P. RODIO                                          Mgmt          Withheld                       Against

2.     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2013.

3.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Income Trust
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/16/2013